Note 3 - Restatement: - Restated Financial Statements (Details) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended		95 Months Ended	101 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Sales		$ 0				$ 0	$ 0
Loss		(645,334)				(687,014)	(844,074)
Common Stock	90,390	82,449		90,390		71,724	71,724	67,277	71,724	90,390
Paid in Surplus	10,258,361	9,918,702		10,258,361		8,922,577	9,387,787	8,416,094	9,387,787	10,258,361
Retained Deficit	(3,157,910)	(2,849,520)		(3,157,910)		(1,898,489)	(2,207,740)	(1,211,475)	(2,207,740)	(3,157,910)
Earnings Per Share	$ (0.0038)	$ (0.0084)	$ (0.0035)	$ (0.0117)	$ (0.0073)	$ (0.0100)	$ (0.0121)	$ 0
Convertible Debenture		428,643				656,640	619,000
Interest Expense	156,313	167,992		324,305		3,527	7,054	1,025	122,110	481,021
Other Assets	0	0		0		34,313	0	0	0	0
Restated
Sales		0				0	0
Loss		(645,334)				(737,206)	(996,265)
Common Stock		82,449				69,574	71,724		71,724
Paid in Surplus		9,919,022				9,107,537	9,387,787		9,387,787
Retained Deficit		(2,853,074)				(1,948,681)	(2,207,740)		(2,207,740)
Earnings Per Share		$ (0.0084)				$ (0.0108)	$ (0.0143)
Convertible Debenture		419,201				471,347	451,108
Interest Expense		167,992				53,719	121,085
Other Assets		$ 0				$ 0	$ 0		$ 0